Convertible Debentures, Notes and Other Debt (Details Narrative) - USD ($)										1 Months Ended					3 Months Ended			12 Months Ended
	Dec. 31, 2020	Dec. 30, 2020	Nov. 05, 2019	Nov. 05, 2019	Aug. 06, 2019	Jun. 12, 2019	Apr. 23, 2019	Apr. 23, 2019	Apr. 17, 2019	Jun. 30, 2020	Apr. 30, 2020	Dec. 31, 2019	Nov. 30, 2019	Apr. 30, 2019	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 30, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Convertible notes gross	$ 1,000,000														$ 1,000,000	$ 1,000,000		$ 1,000,000
Initial debt discount	800,140														800,140	800,140		800,140
Amortization expense related to debt discount															54,572		$ 359,971	732,767		$ 155,644
Unamortized debt discount	200,000														120,000	200,000		200,000
Derivative liability	777,000															777,000		777,000
Beneficial conversion feature, total															605,719			724,278		684,140
Change in fair value of derivative liability															(536,345)		(736,298)	(45,051)		191,643
Net proceeds from convertible debt																				1,884,000
Amortization of OID and debt issuance costs															421,217		1,148,305	1,320,617		745,973
Non-cash compensation expense																	2,147,591	2,147,591		340,674
Conversion of debt, amount																		1,073,566
Loss on debt conversion															(27,504)		(124,598)	(343,700)
Accrued interest	1,003,011																964,470	1,003,011		800,000
TFK Investments, LLC [Member]
Debt Instrument [Line Items]
Convertible notes gross															65,000
Derivative liability	109,000														145,000	109,000		109,000
Change in fair value of derivative liability																		38,000
Principal amount	67,000														$ 0	67,000		$ 67,000
Conversion of debt, shares															657,200			1,950,000
Conversion of debt, amount															$ 210,000			$ 133,430
Loss on debt conversion															$ 2,000
Tranche One [Member] | Peak One Opportunity Fund, L.P [Member]
Debt Instrument [Line Items]
Conversion of debt, shares															2,581,945			2,581,945
Conversion of debt, amount															$ 200,000			$ 200,000
Tranche Two [Member] | Peak One Opportunity Fund, L.P [Member]
Debt Instrument [Line Items]
Conversion of debt, shares															2,000,000			2,000,000
Conversion of debt, amount															$ 200,000			$ 200,000
Fall 2019 Debt Financing [Member]
Debt Instrument [Line Items]
Gross proceeds from convertible debt												$ 500,000
Debt financing												1,000,000								1,000,000
Fall 2019 Notes [Member] | Note Purchase Agreements [Member]
Debt Instrument [Line Items]
Unamortized debt discount	0															0		0
Debt instrument, conversion description													The Majority Holders have the right, at any time not more than five (5) days following the Maturity Date, to elect to convert all, and not less than all, of the outstanding accrued and unpaid interest and principal on the Fall 2019 Notes. The Fall 2019 Notes may be converted, at the election of the Majority Holders, either (a) into shares of the Company's Common Stock at a conversion price of $0.18 per share, or (b) into shares of common stock of the Edgepoint, at a conversion price of $5.00 (based on a $5.0 million pre-money valuation) of Edgepoint and 1,000,000 shares outstanding.
Beneficial conversion feature, total															222,222					222,222
Amortization of OID and debt issuance costs															55,556			200,000
Debt interest rate													5.00%
Description on debt instrument													All amounts outstanding under the Fall 2019 Notes become due and payable upon the approval of the holders of a majority of the principal amount of outstanding Fall 2019 Notes (the "Majority Holders") on or after (a) November 23, 2020 or (b) the occurrence of an event of default (either, the "Maturity Date"). The Company may prepay the Fall 2019 Notes at any time. Events of default under the Fall 2019 Notes include failure to make payments under the Fall 2019 Notes within thirty (30) days of the date due, failure to observe of the Fall 2019 Note Purchase Agreement or Fall 2019 Notes which is not cured within thirty (30) days of notice of the breach, bankruptcy, or a change in control of the Company (as defined in the Fall 2019 Note Purchase Agreement).
Interest expense															11,458			49,142
Paycheck Protection Program Promissory Note [Member]
Debt Instrument [Line Items]
Accrued interest	251,733														252,349
GMP Note [Member]
Debt Instrument [Line Items]
Debt issuance cost										$ 2,000,000
Debt interest rate										2.00%
Debt financing	2,000,000									$ 2,000,000						2,000,000		2,000,000
Debt term										1 year
Convertible Debt [Member] | Peak One Opportunity Fund, L.P [Member] | Purchase Agreement [Member]
Debt Instrument [Line Items]
Unamortized debt discount	0								$ 20,000						0	0		0
Debt instrument, conversion description									(i) a conversion price, during the first 180 days, of $0.10 per share (the "Fixed Price"), and then (2) at the lower of the Fixed Price or 65% of the Company's lowest traded price after the first 180 days or at the lower of the Fixed Price or 55% of the Company's traded stock price under certain circumstances. The Company has agreed to at all times, reserve and keep available out of its authorized Common Stock a number of shares equal to at least two times the full number of the Tranche #1 Conversion Shares. The Company may redeem the Convertible Note at rates of 110% to 140% over the principal balance dependent on certain events and redeem the value with accrued interest thereon, if any.
Beneficial conversion feature, total									$ 84,570
Principal amount									200,000
Aggregate purchase price									$ 400,000
Number of restricted stock issued									350,000
Maturity date									Apr. 23, 2022
Original issue discount, percentage									10.00%
Debt issuance cost									$ 5,000
Net proceeds from convertible debt									$ 175,000
Description of violation or event of default									Upon the occurrence of certain events of default, the Buyer, amongst other remedies, has the right to charge a penalty in a range of 18% to 40% dependent on the specific default event.
Beneficial conversion feature, excluding discount									$ 52,285
Number of restricted stock issued, value									32,285
Amortization of OID and debt issuance costs															0			84,376
Convertible Debt [Member] | Peak One Opportunity Fund, L.P [Member] | Purchase Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Principal amount									$ 400,000
Percentage of redemption of convertible note									140.00%
Convertible Debt [Member] | Peak One Opportunity Fund, L.P [Member] | Purchase Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Percentage of redemption of convertible note									110.00%
Convertible Debt [Member] | Peak One Opportunity Fund, L.P [Member] | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Principal amount	0														0	0		0
Convertible Debt [Member] | TFK Investments, LLC [Member] | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Unamortized debt discount							$ 20,000	$ 20,000
Debt instrument, conversion description							(i) a conversion price, during the first 180 days, of $0.10 per share (the "Fixed Price"), and then (2) at the lower of the Fixed Price or 65% of the Company's lowest traded price after the first 180 days or at the lower of the Fixed Price or 55% of the Company's traded stock price under certain circumstances. The Company has agreed to at all times reserve and keep available out of its authorized Common Stock a number of shares equal to at least two times the full number of the TFK Conversion Shares. The Company may redeem the Convertible Note at rates of 110% to 140% rates over the principal balance dependent on certain events and redeem the value with accrued interest thereon, if any.
Beneficial conversion feature, total							$ 84,570
Principal amount							$ 200,000	200,000
Number of restricted stock issued							350,000
Maturity date							Apr. 23, 2022
Original issue discount, percentage							10.00%
Debt issuance cost							$ 5,000	5,000
Net proceeds from convertible debt							$ 175,000
Description of violation or event of default							Upon the occurrence of certain events of default, the Buyer, amongst other remedies, has the right to charge a penalty in a range of 18% to 40% dependent on the specific default event.
Beneficial conversion feature, excluding discount							$ 52,285
Number of restricted stock issued, value							$ 32,285
Amortization of OID and debt issuance costs															3,015			81,362
Common stock percentage			65.00%
Conversion of debt, shares			300,000
Non-cash compensation expense			$ 60,000
Conversion price per share			$ 0.10	$ 0.10
Convertible Debt [Member] | TFK Investments, LLC [Member] | Securities Purchase Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage of redemption of convertible note							140.00%
Convertible Debt [Member] | TFK Investments, LLC [Member] | Securities Purchase Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Percentage of redemption of convertible note							110.00%
Convertible Debt [Member] | Tranche One [Member] | Peak One Opportunity Fund, L.P [Member]
Debt Instrument [Line Items]
Common stock percentage				65.00%
Conversion of debt, shares				300,000
Non-cash compensation expense				$ 60,000
Convertible Debt [Member] | Tranche One [Member] | Peak One Opportunity Fund, L.P [Member] | Purchase Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Principal amount						$ 600,000
Convertible Debt [Member] | Third Tranche [Member] | Peak One Opportunity Fund, L.P [Member] | Purchase Agreement [Member]
Debt Instrument [Line Items]
Principal amount						200,000
Convertible Debt [Member] | Tranche Two [Member] | Peak One Opportunity Fund, L.P [Member] | Purchase Agreement [Member]
Debt Instrument [Line Items]
Unamortized debt discount	0					20,000										0		0
Beneficial conversion feature, total						180,000
Principal amount						$ 200,000
Number of restricted stock issued						350,000
Maturity date						Jun. 12, 2022
Original issue discount, percentage						10.00%
Debt issuance cost						$ 1,000
Net proceeds from convertible debt						179,000
Beneficial conversion feature, excluding discount						132,091
Number of restricted stock issued, value						$ 47,909
Amortization of OID and debt issuance costs															0			55,208
Bridge Investor [Member]
Debt Instrument [Line Items]
Proceeds from short term loans																50,000
Bridge Investor [Member] | Peak One and TFK Financing [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Derivative liability															144,585
Bridge Investor [Member] | Convertible Debt [Member] | Securities Purchase Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Principal amount									$ 400,000
Bridge Investor [Member] | Convertible Debt [Member] | Peak One and TFK Financing [Member]
Debt Instrument [Line Items]
Derivative liability	777,000											$ 541,000				777,000		777,000		$ 541,000
Beneficial conversion feature, total															232,000		232,000
Change in fair value of derivative liability															536,346			45,100
Bridge Investor [Member] | Convertible Debt [Member] | Peak One and TFK Financing [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Derivative liability	679,000														369,000	679,000		679,000
Vuong Trieu [Member] | Convertible Debt [Member] | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Unamortized debt discount	7,199						$ 16,444	16,444						$ 16,444		7,199		$ 7,199
Principal amount							$ 164,444	$ 164,444						164,444
Original issue discount, percentage																		10.00%
Net proceeds from convertible debt														$ 148,000
Amortization of OID and debt issuance costs															18,058			$ 5,464
Vuong Trieu [Member] | Convertible Debt [Member] | Securities Purchase Agreement [Member] | Bridge Investor [Member]
Debt Instrument [Line Items]
Debt instrument, conversion description							Amounts due under the Convertible Note may also be converted into shares (the "Trieu Conversion Shares") of the Company's Common Stock at any time, at the option of the holder, at a conversion price of $0.10 per share (the "Fixed Price"), at the lower of the Fixed Price or 65% of the Company's lowest traded price after the 180th day or at the lower of the Fixed Price or 55% of the Company's traded stock price under certain circumstances. The Company has agreed to at all times reserve and keep available out of its authorized Common Stock a number of shares equal to at least two times the full number of Conversion Shares. The Company may redeem the Convertible Note at rates of 110% to 140% rates over the principal balance dependent on certain events and redeem the value with accrued interest thereon, if any.
Beneficial conversion feature, total							$ 131,555
Maturity date							Apr. 23, 2022
Original issue discount, percentage							10.00%
Net proceeds from convertible debt							$ 148,000
Description of violation or event of default							Upon the occurrence of certain events of default, the Buyer, amongst other remedies, has the right to charge a penalty in a range of 18% to 40% dependent on the specific default event.
Vuong Trieu [Member] | Convertible Debt [Member] | Securities Purchase Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage of redemption of convertible note								140.00%
Vuong Trieu [Member] | Convertible Debt [Member] | Securities Purchase Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Percentage of redemption of convertible note								110.00%
Dr. Vuong Trieu [Member] | Fall 2019 Notes [Member] | Note Purchase Agreements [Member]
Debt Instrument [Line Items]
Principal amount													$ 250,000
Gross proceeds from convertible debt													500,000
Due to related parties													35,000
Stephen Boesch [Member] | Fall 2019 Notes [Member] | Note Purchase Agreements [Member]
Debt Instrument [Line Items]
Principal amount													250,000
Gross proceeds from convertible debt													500,000
Due to related parties													35,000
Dr. Sanjay Jha [Member] | Fall 2019 Notes [Member] | Note Purchase Agreements [Member]
Debt Instrument [Line Items]
Principal amount													250,000
Chulho Park [Member] | Fall 2019 Notes [Member] | Note Purchase Agreements [Member]
Debt Instrument [Line Items]
Due to related parties													27,000
Amit Shah [Member] | Fall 2019 Notes [Member] | Note Purchase Agreements [Member]
Debt Instrument [Line Items]
Due to related parties													20,000
Two Affiliated Accredited Investors [Member] | Fall 2019 Notes [Member] | Note Purchase Agreements [Member]
Debt Instrument [Line Items]
Principal amount													$ 168,000
Silicon Valley Bank [Member] | Paycheck Protection Program Promissory Note [Member]
Debt Instrument [Line Items]
Principal amount											$ 250,000
Debt, description											The PPP provides loans to qualifying businesses in amounts up to 2.5 times the average monthly payroll expenses and was designed to provide direct financial incentive to qualifying businesses to keep their workforce employed during the Coronavirus crisis. PPP Loans are uncollateralized and guaranteed by the SBA and are forgivable after a "covered period" (8 weeks or 24 weeks) as long as the borrower maintains its payroll levels and uses the loan proceeds for eligible expenses, including payroll, benefits, mortgage interest, rent and utilities. The forgiveness amount will be reduced if the borrower terminates employees or reduces salaries and wages more than 25% during the covered period. Any unforgiven portion is payable over 2 years if issued before, or 5 years if issued after, June 5, 2020 at an interest rate of 1% with payments deferred until the SBA remits the borrowers loan forgiveness amount to the lender, or if the borrower does not apply for forgiveness, 10 months after the covered period.
Debt interest rate											1.00%
Chief Executive Officer [Member]
Debt Instrument [Line Items]
Due to related parties	70,000														120,000	70,000		70,000
Payment of related party debt		$ 50,000													50,000			70,000	$ 50,000
Chief Financial Officer [Member]
Debt Instrument [Line Items]
Proceeds from short term loans															25,000	25,000
Peak One and TFK Financing [Member]
Debt Instrument [Line Items]
Amortization expense related to debt discount															163,855			332,351
Additional amortization															24,491
Unamortized debt discount	258,000															258,000	258,000	$ 258,000
Debt instrument, conversion description																		All the above notes issued to Peak One, TFK, our CEO and the bridge investors reached the 180 days prior to the end of the three months ended March 31, 2020. As such, all the note holders had the ability to convert that debt into equity at the variable conversion price of 65% of the Company's lowest traded price after the first 180 days or at the lower of the Fixed Price or 55% of the Company's traded stock price under certain circumstances.
Derivative liability	870,000															870,000	$ 870,000	$ 870,000
Interest expense																		612,000
Tranche One [Member] | Bridge Investor [Member] | Convertible Debt [Member] | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Unamortized debt discount	1,393						$ 3,556	$ 3,556								1,393		1,393
Debt instrument, conversion description								(i) a conversion price, during the first 180 days, of $0.10 per share (the "Fixed Price"), and then (2) at the lower of the Fixed Price or 65% of the Company's lowest traded price after the first 180 days or at the lower of the Fixed Price or 55% of the Company's traded stock price under certain circumstances. The Company may redeem the Convertible Note at rates of 110% to 140% rates over the principal balance dependent on certain events and redeem the value with accrued interest thereon, if any.
Beneficial conversion feature, total															28,445			28,445
Principal amount							$ 35,556	$ 35,556
Maturity date								Apr. 23, 2022
Net proceeds from convertible debt								$ 32,000							4,066			1,344
Description of violation or event of default								Upon the occurrence of certain events of default, the Buyer, among other remedies, has the right to charge a penalty in a range of 18% to 40% dependent on the specific default event.
Conversion price per share							$ 0.10	$ 0.10
Tranche One [Member] | Bridge Investor [Member] | Convertible Debt [Member] | Securities Purchase Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage of redemption of convertible note								140.00%
Tranche One [Member] | Bridge Investor [Member] | Convertible Debt [Member] | Securities Purchase Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Percentage of redemption of convertible note								110.00%
Tranche 2 [Member] | Bridge Investor [Member] | Convertible Debt [Member] | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Unamortized debt discount	$ 13,315				$ 20,000										$ 26,636	$ 13,315		$ 13,315
Debt instrument, conversion description					Amounts due under Tranche #1 may also be converted into Bridge Conversion Shares of the Company's Common Stock at any time, at the option of the holder, at a conversion price equal to the Fixed Price, at the lower of the Fixed Price or 65% of the Company's lowest traded price after the 180th day or at the lower of the Fixed Price or 55% of the Company's traded stock price under certain circumstances. The Company may redeem the Convertible Note at rates of 110% to 140% rates over the principal balance dependent on certain events and redeem the value with accrued interest thereon, if any.										All the above notes issued to Peak One, TFK, our CEO and the bridge investors reached the 180 days prior to the end of the three months ended March 31, 2020. As such, all the note holders had the ability to convert that debt into equity at the variable conversion price of 65% of the Company’s lowest traded price after the first 180 days or at the lower of the Fixed Price or 55% of the Company’s traded stock price under certain circumstances.			As such, all the note holders had the ability to convert that debt into equity at the variable conversion price of 65% of the Company's lowest traded price after the first 180 days or at the lower of the Fixed Price or 55% of the Company's traded stock price under certain circumstances.
Principal amount					$ 200,000
Maturity date					Aug. 06, 2022
Debt issuance cost					$ 5,000
Net proceeds from convertible debt					$ 175,000										$ 4,943			$ 159,860
Description of violation or event of default					Upon the occurrence of certain events of default, the Buyer, among other remedies, has the right to charge a penalty in a range of 18% to 40% dependent on the specific default event.
Tranche 2 [Member] | Bridge Investor [Member] | Convertible Debt [Member] | Securities Purchase Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage of redemption of convertible note					140.00%
Tranche 2 [Member] | Bridge Investor [Member] | Convertible Debt [Member] | Securities Purchase Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Percentage of redemption of convertible note					110.00%